40) Off-balance sheet commitments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Off-balance Sheet Commitments
Commitments to extend credit	[1]	R$ 254,897,024	R$ 248,455,570
Financial guarantees	[2]	80,236,602	78,231,145
Letters of credit for imports		1,056,613	1,411,197
Total		R$ 336,190,239	R$ 328,097,912

[1]	It includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts;
[2]	It refers to guarantees mostly provided for Corporate customers;